Retirement-Related Benefits (Details 6) (USD $)				12 Months Ended				12 Months Ended																																																																									12 Months Ended						12 Months Ended
	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2010 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2009 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s) Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2009 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Equity securities	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Equity securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Equity commingled/mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Government and related	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Corporate bonds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Mortgage and asset-backed securities	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Mortgage and asset-backed securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Fixed income commingled/ mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Insurance contracts	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Insurance contracts	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Cash and short-term investments	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Hedge funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Private equity	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Private equity	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Private real estate	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Private real estate	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Derivatives	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Other commingled/mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity securities	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity commingled/mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Cash and short-term investments	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Derivatives	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Equity commingled/mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Government and related	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Corporate bonds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Mortgage and asset-backed securities	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Mortgage and asset-backed securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Insurance contracts	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Insurance contracts	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Cash and short-term investments	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Hedge funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Derivatives	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Other commingled/mutual funds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2009 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Corporate bonds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2009 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2009 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity commingled/mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Government and related	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Corporate bonds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Cash and short-term investments	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Hedge funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private equity	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private real estate	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private real estate	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Derivatives	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity commingled/mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Derivatives	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity commingled/mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Government and related	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Corporate bonds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Mortgage and asset-backed securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Cash and short-term investments	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Hedge funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Derivatives	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2009 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2010 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2009 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2010 Nonpension Postretirement Plans U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2010 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2009 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Fixed income:	Dec. 31, 2010 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Fixed income:	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Government and related	Dec. 31, 2010 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Government and related
Fair value of plan assets, before unsettled transaction					$ 35,425,000,000	$ 35,755,000,000		$ 6,427,000,000	$ 7,903,000,000	$ 7,991,000,000	$ 9,527,000,000	$ 8,575,000,000	$ 7,574,000,000	$ 1,447,000,000	$ 1,263,000,000	$ 36,000,000	$ 45,000,000	$ 7,209,000,000	$ 7,068,000,000	$ 988,000,000	$ 1,095,000,000	$ 506,000,000	$ 401,000,000	$ 417,000,000	$ 262,000,000	$ 176,000,000	$ 580,000,000	$ 533,000,000	$ 864,000,000	$ 142,000,000	$ 123,000,000	$ 28,000,000	$ 6,890,000,000	$ 8,411,000,000	$ 6,426,000,000	$ 7,903,000,000	$ 240,000,000	$ 276,000,000	$ 72,000,000	$ 75,000,000	$ 145,000,000	$ 147,000,000	$ (2,000,000)	$ 11,000,000	$ 9,000,000	$ 27,557,000,000	$ 26,623,000,000	$ 7,751,000,000	$ 9,252,000,000	$ 8,479,000,000	$ 7,574,000,000	$ 1,409,000,000	$ 1,252,000,000	$ 36,000,000	$ 45,000,000	$ 7,136,000,000	$ 6,993,000,000	$ 988,000,000	$ 1,095,000,000	$ 361,000,000	$ 254,000,000	$ 417,000,000	$ 866,000,000	$ 131,000,000	$ 114,000,000	$ 28,000,000	$ 977,000,000	$ 720,000,000		$ 96,000,000	$ 39,000,000	$ 11,000,000	$ 262,000,000	$ 176,000,000		$ 580,000,000	$ 533,000,000		$ 51,586,000,000	$ 50,863,000,000	$ 13,629,000,000	$ 16,460,000,000	$ 1,909,000,000	$ 1,856,000,000	$ 15,134,000,000	$ 12,743,000,000	$ 7,398,000,000	$ 6,721,000,000	$ 883,000,000	$ 1,202,000,000	$ 1,223,000,000	$ 1,136,000,000	$ 2,675,000,000	$ 2,244,000,000	$ 1,853,000,000	$ 1,577,000,000	$ 4,098,000,000	$ 4,251,000,000	$ 2,790,000,000	$ 2,634,000,000	$ (6,000,000)	$ 40,000,000	$ 14,207,000,000	$ 16,960,000,000	$ 13,618,000,000	$ 16,407,000,000	$ 32,000,000	$ 27,000,000	$ 262,000,000	$ 252,000,000	$ 286,000,000	$ 244,000,000	$ 0	$ 10,000,000	$ 31,000,000	$ 29,446,000,000	$ 26,117,000,000	$ 11,000,000	$ 54,000,000	$ 1,877,000,000	$ 1,829,000,000	$ 15,105,000,000	$ 12,743,000,000	$ 7,387,000,000	$ 6,721,000,000	$ 838,000,000	$ 1,147,000,000	$ 715,000,000	$ 662,000,000	$ 2,390,000,000	$ 2,000,000,000	$ 1,140,000,000	$ 953,000,000	$ (15,000,000)	$ 9,000,000	$ 7,932,000,000	$ 7,786,000,000			$ 29,000,000	$ 12,000,000	$ 45,000,000	$ 56,000,000		$ 246,000,000	$ 221,000,000		$ 713,000,000	$ 624,000,000		$ 4,098,000,000	$ 4,251,000,000		$ 2,790,000,000	$ 2,634,000,000
Net unsettled transactions, relating primarily to purchases and sales of plan assets					(62,000,000)	(33,000,000)																																																																									(368,000,000)	(603,000,000)
Fair Value of Plan Assets	51,218,000,000	50,259,000,000	47,269,000,000		35,362,000,000	35,722,000,000	34,305,000,000																										6,890,000,000	8,411,000,000												27,557,000,000	26,623,000,000																				977,000,000	720,000,000	585,000,000	96,000,000	39,000,000	11,000,000	262,000,000	176,000,000	93,000,000	580,000,000	533,000,000	492,000,000	51,218,000,000	50,259,000,000																							14,207,000,000	16,960,000,000												29,446,000,000	26,117,000,000																			7,932,000,000	7,786,000,000	6,964,000,000	26,000,000	29,000,000	12,000,000	45,000,000	56,000,000	37,000,000	246,000,000	221,000,000	192,000,000	713,000,000	624,000,000	587,000,000	4,098,000,000	4,251,000,000	3,877,000,000	2,790,000,000	2,634,000,000	2,247,000,000	38,000,000	35,000,000	33,000,000	38,000,000	35,000,000	112,000,000	120,000,000	104,000,000	0	120,000,000	112,000,000	120,000,000
Value of IBM common stock included in plan assets								35,000,000	32,000,000																																																																								132,000,000	122,000,000					13,000,000
Percentage of IBM stock included in plan assets (as a percent)								0.10%	0.10%																																																																								0.30%	0.20%					0.03%
Value of IBM corporate bonds included in plan assets				$ 13,000,000
Percentage of IBM corporate bonds included in plan assets (as a percent)				0.03%